Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Revenue	$ 30,626,604	$ 80,347,614	$ 116,383,520	$ 193,066,862
Cost of sales	46,580,060	74,982,572	158,694,253	189,540,202
Gross profit (loss)	(15,953,456)	5,365,042	(42,310,733)	3,526,660
Administrative expenses	9,695,244	12,986,754	31,756,737	38,468,226
Selling expenses	3,777,272	5,176,768	11,812,942	16,503,134
Restructuring costs	780,260	0	2,163,269	0
Operating loss	(30,206,232)	(12,798,480)	(88,043,681)	(51,444,700)
Finance costs	13,024,254	7,728,320	35,934,083	11,149,758
Foreign exchange loss (gain)	(1,616,813)	2,861,193	1,907,293	(104,113)
Change in fair value of conversion options on convertible debt instruments	(4,538,039)	(3,355,932)	(27,755,832)	(3,355,932)
Change in fair value of share warrant obligations	(3,129,649)	(179,488)	(23,220,565)	(11,910,809)
Net loss	(33,945,985)	(19,852,573)	(74,908,660)	(47,223,604)
Item that will be subsequently reclassified to net loss
Foreign currency translation adjustment	2,844,623	(6,201,228)	(5,288,604)	1,161,192
Comprehensive loss for the period	$ (31,101,362)	$ (26,053,801)	$ (80,197,264)	$ (46,062,412)
Loss per share
Basic loss per share (in USD per share)	$ (0.15)	$ (0.09)	$ (0.33)	$ (0.21)
Diluted loss per share (in USD per share)	$ (0.15)	$ (0.09)	$ (0.33)	$ (0.21)